Advances to Suppliers	12 Months Ended
Mar. 31, 2026
Advances to Suppliers [Abstract]
ADVANCES TO SUPPLIERS

Note 9 – ADVANCES TO SUPPLIERS

Advances to suppliers consist of deposits, with or advances to, outside vendors for future inventory purchases. Most of the Company’s suppliers require a certain amount of money to be deposited with them as a guarantee that the Company will receive its purchase on a timely basis. This amount is refundable and bears no interest. As of March 31, 2026 and 2025, advance to suppliers consist of the following:

	March 31, 2026	March 31, 2025
Advance to suppliers	$353,001	$775,607
Less: reserve for vendor non-performance on advances	(254,642)	(342,467)
Advance to suppliers, net	$98,359	$433,140